Prepaid expenses	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Prepaid expenses
8.	Prepaid expenses
The Group pays commissions to its retail stores and authorized dealers for wireless and fixed-line telecommunications services. The Group capitalized certain costs associated with commissions paid to retail stores and authorized dealers to obtain new and retained customer contracts as prepaid expenses. These prepaid expenses are amortized on a straight-line basis over the periods that the Group expects to maintain its customers.
(1)     Details of prepaid expenses as of December 31, 2019 and 2018 are as follows:

(In millions of won)
	December 31, 2019		December 31, 2018
Current assets:
Incremental costs of obtaining contracts	￦	1,897,233	1,577,992
Others		133,317	190,351

		2,030,550	1,768,343

Non-current assets:
Incremental costs of obtaining contracts		1,152,748	799,607
Others		88,681	95,665

	￦	1,241,429	895,272

(2)     Incremental costs of obtaining contracts
The amortization and impairment losses in connection with incremental costs of obtaining contracts recognized during the years ended December 31, 2019 and 2018 are as follows:

(In millions of won)
	December 31, 2019		December 31, 2018
Amortization and impairment losses recognized	￦	2,193,333	2,002,460